Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 44,366	$ 66,837
Accounts receivable	979
Inventory	1,003
Prepaid expenses and other current assets	1,687	764
Total current assets	48,035	67,601
Property and equipment, net	17	25
Deferred tax asset		1,599
Intangible assets, net	36,410	60,900
Goodwill	7,256	7,256
Other assets	387	150
Total assets	92,105	137,531
Current liabilities:
Accounts payable	1,422	1,089
Accrued liabilities	8,793	14,868
Total current liabilities	10,215	15,957
Long-term debt	37,195	18,434
Warrant liability	39,284	11,090
Supply agreement liability, noncurrent	25,063	25,078
Total liabilities	111,757	70,559
Commitments and contingencies (Note 8)
Stockholders’ (deficit) equity:
Deferred shares, $1.098 par value, 40,000 shares authorized, issued and outstanding at September 30, 2017 and December 31, 2016	44	44
Ordinary shares, $0.01 par value, 600,000,000 shares authorized at September 30, 2017 and December 31, 2016; 35,812,344 and 35,335,026 shares issued and outstanding at September 30, 2017 and December 31, 2016	358	353
Additional paid-in capital	204,081	195,975
Accumulated deficit	(224,135)	(129,400)
Total stockholders’ (deficit) equity	(19,652)	66,972
Total liabilities and stockholders’ (deficit) equity	$ 92,105	$ 137,531